Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets measured at fair value
Long-term investment securities, net_ Available-for-sale	¥ 6,599,365	$ 904,109	¥ 5,236,109
Short-term investments securities, net	7,319,120		8,329,242
Recurring | Level 2
Assets measured at fair value
Short-term investments	642,822		2,183,862
Long-term investment securities, net_ Available-for-sale	¥ 208,823
Short-term investments securities, net			¥ 561,940